Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
13. Subsequent Events
In April 2026, Coastlands and Domicilium exercised a portion of their pre-funded warrants for 113,636 shares each, for a total of 227,272 shares of the Company’s common stock, at an exercise price of $0.11 per share, for proceeds of less than $0.1 million (the “Pre-funded Warrant Exercise”).
In May 2026, Coastlands and Domicilium exchanged the Pre-funded Warrant Exercise for
113,636 shares each, for a total of 227,272 shares of the Company’s common stock.
In May 2026, the Company effected a one-for-eleven reverse stock split of its common stock. All share and per share amounts for all periods presented have been retroactively adjusted to reflect the reverse stock split. No fractional shares were issued in connection with the reverse stock split. Stockholders who otherwise would have been entitled to receive a fractional share received cash in lieu of such fractional share based on the fair market value of the Company’s common stock as specified in the reverse stock split provisions. A proportionate adjustment was also made to the maximum number of shares issuable under the 2018 Plan. There was no adjustment to the authorized number of shares and no change in the par value of the Company’s shares due to the reverse stock split.
In May 2026, the Company reduced the number of shares authorized from 500,000,000 shares authorized of common stock, $0.01 par value, to 100,000,000 shares authorized of common stock, $0.01 par value.

16. Subsequent Events
2026 Equity Issuance to Coastlands
On February 26, 2026, the Coastlands Securities Purchase Agreement was amended and, among other changes, the Third Tranche Closing date was extended to occur no later than March 13, 2026. In addition, on February 26, 2026, the Coastlands Third Tranche Closing occurred and the Company received $5.0 million in return for a pre-funded
warrant to purchase up to 927,643 shares of its common stock at an exercise price of $0.11 per share, based on a purchase price of $5.39 per share of underlying common stock.
2026 Exchange and Equity Issuance to Domicilium
On February 26, 2026, Domicilium exchanged the remaining $1.0 million of the Company’s outstanding obligations under the Hercules Loan Agreement, as amended, in connection with the Coastlands Third Tranche Closing, in return for a pre-funded
warrant to purchase up to 185,527 shares of Company common stock. Domicilium agreed to waive any and all additional accrued and unpaid interest, which was less than $0.1 million as of December 31, 2025, related to the remaining $1.0 million. As of February 26, 2026, the Company had no remaining outstanding debt obligations.
On March 12, 2026, the Company received $2.0 million from Domicilium, in return for a pre-funded
warrant to purchase up to 371,057 shares of its common stock at an exercise price of $0.11 per share, based on a purchase price of $5.39 per share of underlying common stock.